1 NATURE OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Name of reporting entity or other means of identification	Snipp Interactive Inc. (the “Company” or “Snipp”)
Legal form of entity	incorporated
Domicile of entity	British Columbia
Description of nature of entity's operations and principal activities	its business is to provide a full suite of mobile marketing, rebates and loyalty solutions
Country of incorporation	Canada
Address of entity's registered office	530 Richmond St West, Rear Lower Level, Toronto, Ontario, M5V 1K4, Canada
Capital reserve	$ 1,189,922	$ 219,162
Net loss for the year	(3,096,169)	(4,443,871)	$ (8,572,722)
Deficit	(24,492,047)	(21,395,878)
Net cash flows generated by (used in) operating activities	$ 314,618	$ (3,075,203)	$ (6,774,050)